Condensed Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($)	Total	Ordinary shares	Additional Paid-in Capital	Statutory reserve	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2020		6,333,333
Balance, amount at Dec. 31, 2020	$ 11,640,929	$ 6,333	$ 9,358,487	$ 551,146	$ 1,565,817	$ 159,146
Issuance of ordinary shares, net, shares		6,000,000
Issuance of ordinary shares, net, amount	29,047,088	$ 6,000	29,041,088	0	0	0
Share-based compensation, shares		15,000
Share-based compensation, amount	53,250	$ 15	53,235	0	0	0
Net income	226,022	0	0	0	226,022	0
Appropriation to statutory reserve	0	0	0	72,330	(72,330)	0
Foreign currency translation gain	143,416	$ 0	0	0	0	143,416
Balance, shares at Jun. 30, 2021		12,348,333
Balance, amount at Jun. 30, 2021	41,110,705	$ 12,348	38,452,810	623,476	1,719,509	302,562
Balance, shares at Dec. 31, 2021		13,848,333
Balance, amount at Dec. 31, 2021	41,958,388	$ 13,848	40,686,311	719,804	147,278	391,147
Issuance of ordinary shares, net, shares		8,000,000
Issuance of ordinary shares, net, amount	11,989,949	$ 8,000	11,981,949	0	0	0
Net income	1,502,876	0	0	0	1,502,876	0
Appropriation to statutory reserve	0	0	0	178,601	(178,601)	0
Foreign currency translation gain	(551,890)	$ 0	0	0	0	(551,890)
Balance, shares at Jun. 30, 2022		21,848,333
Balance, amount at Jun. 30, 2022	$ 54,899,322	$ 21,848	$ 52,668,260	$ 898,405	$ 1,471,553	$ (160,743)